Goodwill (Tables)	12 Months Ended
Jun. 30, 2026
Goodwill [Abstract]
Schedule of Goodwill
Total
RMB

Gross carrying value
As of June 30, 2024	-
Addition (Note 3)	187,598
As of June 30, 2025	187,598
Addition	-
As of June 30, 2026	187,598

Total
RMB

Accumulated impairment
As of June 30, 2024	-
Impairment	-
As of June 30, 2025	-
Impairment	(124,059)
As of June 30, 2026	(124,059)

Net carrying value
As of June 30, 2024	-
As of June 30, 2025	187,598
As of June 30, 2026	63,539